Income tax - General (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 04, 2016	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Corporate tax rate
Applicable tax rate			24.00%	25.00%	26.50%
Reduction in Applicable Tax Rate	1.50%
Tax benefit due to reduction tax rate			$ 0.8
Tax rate in Development Area A						9.00%	7.00%
Tax rate in country other than Development Area A						16.00%	12.50%
Tax rate for preferred enterprise in Development Area A			7.50%	9.00%
Dividend distribution tax, Israeli resident			0.00%
Dividend distribution tax rate for individual shareholder or foreign resident (as a percent)			20.00%
2018
Corporate tax rate
Applicable tax rate		23.00%